Debt - Schedule of the Oramed Note (Details) - Senior Notes [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 12,161	$ 104,089
Change in fair value of Oramed Note	12,702	(3,589)
Ending Balance as of September 30, 2025	$ 24,863	$ 12,161